UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $1,878,233 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN SUPERCONDUCTOR CORP   COM              030111108    21510   600000 SH       SOLE                   600000
AMERIPRISE FINL INC            COM              03076C106    56938  1400000 SH       SOLE                  1400000
ANNTAYLOR STORES CORP          COM              036115103    75474  3150000 SH       SOLE                  3150000
ATHENAHEALTH INC               COM              04685W103    17199   559133 SH       SOLE                   559133
CIRCUIT CITY STORE INC         COM              172737108    13439  4650000 SH       SOLE                  4650000
COMCAST CORP NEW               CL A             20030N101    72086  3800000 SH       SOLE                  3800000
CONSECO INC                    COM NEW          208464883    69541  7010200 SH       SOLE                  7010200
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202     1675  2576930 SH       SOLE                  2576930
CREE INC                       COM              225447101    29653  1300000 SH       SOLE                  1300000
CYPRESS SEMICONDUCTOR CORP     COM              232806109    30071  1215000 SH       SOLE                  1215000
DOLLAR FINL CORP               COM              256664103    25687  1700000 SH       SOLE                  1700000
DYNCORP INTL INC               CL A             26817C101    45600  3009900 SH       SOLE                  3009900
E M C CORP MASS                COM              268648102   168935 11500000 SH       SOLE                 11500000
ECHOSTAR CORP                  CL A             278768106    64280  2058935 SH       SOLE                  2058935
GARMIN LTD                     ORD              G37260109     7861   183500 SH       SOLE                   183500
GRAFTECH INTL LTD              COM              384313102    99271  3700000 SH       SOLE                  3700000
GREENHILL & CO INC             COM              395259104    31901   592300 SH       SOLE                   592300
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    31555  1380361 SH       SOLE                  1380361
HEWITT ASSOCS INC              COM              42822Q100   157153  4100000 SH       SOLE                  4100000
LULULEMON ATHLETICA INC        COM              550021109    29060  1000000 SH       SOLE                  1000000
MARTHA STEWART LIVING OMNIME   CL A             573083102     3049   412000 SH       SOLE                   412000
MCGRAW HILL COS INC            COM              580645109   114694  2858785 SH       SOLE                  2858785
NOKIA CORP                     SPONSORED ADR    654902204    51450  2100000 SH       SOLE                  2100000
NOVAMERICAN STEEL INC          COM              66986M100     6361  2156250 SH       SOLE                  2156250
NOVAMERICAN STEEL INC          *W EXP 03/07/201 66986M118     3010  4122950 SH       SOLE                  4122950
POLARIS INDS INC               COM              731068102    20190   500000 SH       SOLE                   500000
REGIS CORP MINN                COM              758932107    25417   964606 SH       SOLE                   964606
REPUBLIC AWYS HLDGS INC        COM              760276105    27341  3157135 SH       SOLE                  3157135
SEAGATE TECHNOLOGY             SHS              G7945J104    73651  3850000 SH       SOLE                  3850000
SK TELECOM LTD                 SPONSORED ADR    78440P108    42146  2029200 SH       SOLE                  2029200
SUNPOWER CORP                  COM CL A         867652109    96964  1347100 SH       SOLE                  1347100
TENET HEALTHCARE CORP          COM              88033G100   123432 22200000 SH       SOLE                 22200000
TERRA NITROGEN CO L P          COM UNIT         881005201     2298    17700 SH       SOLE                    17700
TFS FINL CORP                  COM              87240R107    82804  7144400 SH       SOLE                  7144400
THERMADYNE HLDGS CORP NEW      COM PAR $0.01    883435307     7765   525000 SH       SOLE                   525000
TIME WARNER CABLE INC          CL A             88732J108     5296   200000 SH       SOLE                   200000
TIME WARNER INC                COM              887317105   106560  7200000 SH       SOLE                  7200000
VMWARE INC                     CL A COM         928563402    36916   685400 SH       SOLE                   685400